Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Deferred Tax Assets
Net operating loss carryforwards	$ 398,823	$ 51,344
Total deferred tax assets	398,823	51,344
Deferred Tax Liabilities
Depreciation of property and equipment	(133,375)	(17,171)
Amortization of intangible assets	(183,398)	(23,610)
Total deferred tax liabilities	(316,773)	(40,781)
Deferred tax assets, net	$ 82,050	$ 10,563